ALLIANCE
                          -----------------------------
                                VARIABLE PRODUCTS
                          -----------------------------
                                   SERIES FUND
                          -----------------------------
                              HIGH-YIELD PORTFOLIO
                          -----------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2001

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                   Principal
                                    Amount
                                     (000)       U.S. $ Value
-------------------------------------------------------------
CORPORATE DEBT OBLIGATIONS-71.9%
AIR TRANSPORTATION-0.5%
US Airways, Inc.
   10.375%, 3/01/13 (a)........        $135    $      132,735
                                               --------------
AUTOMOTIVE-1.4%
Collins & Aikman Products
   11.50%, 4/15/06 (a).........          65            61,750
Delco Remy International, Inc.
   11.00%, 5/01/09 (a)(b)......          85            88,825
Dura Operating Corp.
   9.00%, 5/01/09 (a)..........          90            85,050
   9.00%, 5/01/09 (a)(b).......          25            23,625
Hayes Lemmerz International, Inc.
   11.875%, 6/15/06 (a)(b).....         125           122,813
                                               --------------
                                                      382,063
                                               --------------
BANKING-2.0%
Chohung Bank Co., Ltd.
   11.875%, 4/01/10 (a)(b).....         150           155,895
Golden State Holdings
   6.75%, 8/01/01 (a)..........         100            99,948
Hanvit Bank
   12.75%, 3/01/10 (a)(b)......         250           268,750
                                               --------------
                                                      524,593
                                               --------------
BROADCASTING/MEDIA-3.2%
Allbritton Communications Co.
   8.875%, 2/01/08 (a).........         250           250,000
Fox Family Worldwide, Inc.
   9.25%, 11/01/07 (a).........         500           507,500
Mediacom Broadband LLC
   11.00%, 7/15/13 (a)(b)......          40            40,900
Primedia, Inc.
   8.875%, 5/15/11 (a)(b)......          50            46,500
                                               --------------
                                                      844,900
                                               --------------
BUILDING/REAL ESTATE-2.1%
LNR Property Corp.
   10.50%, 1/15/09 (a).........         370           371,850
Meritage Corp.
   9.75%, 6/01/11 (a)(b).......          60            60,000
Schuler Homes, Inc.
   9.375%, 7/15/09 (a)(b)......          65            65,325
   10.50%, 7/15/11 (a)(b)......          60            60,300
                                               --------------
                                                      557,475
                                               --------------
CABLE-9.2%
Adelphia Communications Corp.
   10.25%, 6/15/11 (a).........         105           103,950
   10.875%, 10/01/10 (a).......         125           127,187
Charter Communications
   Holdings LLC
   9.625%, 11/15/09 (a)(b).....          60            60,375
   10.00%, 5/15/11 (a)(b)......          35            35,700
   10.75%, 10/01/09 (a)........         635           671,512
   11.75%, 5/15/11 (a)(b)(c)...         445           260,325
Comcast UK Cable Partners, Ltd.
   11.20%, 11/15/07 (a)(c).....         250           171,250
EchoStar DBS Corp.
   9.25%, 2/01/06 (a)..........         300           297,000
   9.375%, 2/01/09 (a).........         350           344,750
NTL Communications Corp.
   11.50%, 10/01/08 (a)........          30            19,950
Telewest Communications Plc
   11.00%, 10/01/07 (a)(c))....         300           254,250
United Pan-Europe
   Communications NV
   Series B
   13.75%, 2/01/10 (a).........         100            15,500
   14.50%, 7/15/08 (a).........         265            86,788
                                               --------------
                                                    2,448,537
                                               --------------
CHEMICALS-3.2%
Avecia Group Plc
   11.00%, 7/01/09 (a).........         300           300,000
Equistar Chemicals LP
   8.50%, 2/15/04 (a)..........          50            48,400
Georgia Gulf Corp.
   10.375%, 11/01/07 (a).......         150           153,750
Huntsman ICI Chemicals LLC
   10.125%, 7/01/09 (a)........         300           297,000
Millennium America, Inc.
   9.25%, 6/15/08 (a)(b).......          40            40,000
                                               --------------
                                                      839,150
                                               --------------
COMMUNICATIONS-0.6%
Tele1 Europe Holding AB
   11.875%, 12/01/09(a)........          35            17,500
Tritel PCS, Inc.
   10.375%, 1/15/11 (a)(b).....         150           138,000
                                               --------------
                                                      155,500
                                               --------------
COMMUNICATIONS - FIXED-1.7%
Allegiance Telecom Inc.
   12.875%, 5/15/08 (a)........          40            35,400
Level 3 Communications, Inc.
   11.00%, 3/15/08 (a).........         275           122,375
McLeod Usa, Inc.
   11.375%, 1/01/09 (a)........         155            98,425
Metromedia Fiber Network, Inc.
   10.00%, 11/15/08 (a)........          30            11,550
   10.00%, 12/15/09 (a)........          30            11,550
Time Warner Telecom, Inc.
   10.125%, 2/01/11 (a)........          80            72,400
Williams Communications
   Group, Inc.
   11.70%, 8/01/08 (a).........          85            35,700
   11.875%, 8/01/10 (a)........         135            56,700
                                               --------------
                                                      444,100
                                               --------------

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                   Principal
                                    Amount
                                     (000)       U.S. $ Value
-------------------------------------------------------------
COMMUNICATIONS - MOBILE-7.4%
American Cellular Corp.
   9.50%, 10/15/09 (a)(b)......        $125    $      118,125
Dobson/Sygnet
   Communications
   12.25%, 12/15/08 (a)........         200           203,000
Iridium Capital Corp. LLC
   14.00%, 7/15/05 (a)(d)......         550            25,438
Microcell Telecommunications, Inc.
   17.83%, 6/01/06 (a).........          75            55,875
Nextel Communications, Inc.
   5.25%, 1/15/10 (a)..........         205           126,075
   9.375%, 11/15/09 (a)........          10             7,950
   10.65%, 9/15/07 (a)(c)......          60            42,525
Nextel International, Inc.
   12.75%, 8/01/10 (a).........          80            25,600
Nextel Partners, Inc.
   11.00%, 3/15/10 (a).........         135           106,650
Rogers Wireless
   Communications, Inc.
   9.625%, 5/01/11 (a)(b)......          60            60,600
TeleCorp PCS, Inc.
   10.625%, 7/15/10 (a)........         500           472,500
   11.625%, 4/15/09 (a)(c).....         250           157,500
Triton PCS, Inc.
   11.00%, 5/01/08 (a).........          50            40,562
Voicestream Wireless Co.
   10.375%, 11/15/09 (a).......         450           515,250
                                               --------------
                                                    1,957,650
                                               --------------
CONGLOMERATES-0.2%
Netia Holdings BV
   11.25%, 11/01/07 (a)(c).....         125            49,375
                                               --------------
CONSUMER MANUFACTURING-0.2%
Playtex Products, Inc.
   9.375%, 6/01/11 (a)(b)......          60            61,350
                                               --------------
CORPORATE-1.3%
Lyondell Chemical Co.
   10.875%, 5/01/09 (a)........         350           344,750
                                               --------------
ENERGY-2.0%
Chesapeake Energy Corp.
   8.125%, 4/01/11 (a)(b)......         130           122,200
Dresser, Inc.
   9.375%, 4/15/11 (a)(b)......          60            61,050
EOTT Energy Partners LP
   11.00%, 10/01/09 (a)........          75            80,625
Lone Star Technologies, Inc.
   9.00%, 6/01/11 (a)(b).......          50            48,500
PG&E National Energy Group, Inc.
   10.375%, 5/16/11 (a)(b).....         155           154,951
Range Resources Corp.
   8.75%, 1/15/07 (a)(b).......          75            72,750
                                               --------------
                                                      540,076
                                               --------------
ENTERTAINMENT & LEISURE-1.0%
Six Flags, Inc.
   9.50%, 2/01/09 (a)(b).......         100           100,375
   9.75%, 6/15/07 (a)..........         100           101,000
   10.00%, 4/01/08 (a)(c)......          70            56,875
                                               --------------
                                                      258,250
                                               --------------
FINANCIAL-4.8%
Conseco, Inc.
   8.75%, 2/09/04 (a)..........         175           166,250
Dime Bancorp, Inc.
   9.00%, 12/19/02 (a).........         150           155,474
Finova Capital Corp.
   7.125%, 5/01/02 (a).........          55            52,097
   7.25%, 11/08/04 (a).........         165           153,410
Intrawest Corp.
   10.50%, 2/01/10 (a).........         150           156,750
Renaissancere Capital Trust
   8.54%, 3/01/27 (a)..........         175           142,643
Safeco Capital Trust I
   8.072%, 7/15/37 (a).........         385           329,662
W.R. Berkley Capital Trust
   8.197%, 12/15/45 (a)........         100            80,707
Willis Corroon Corp.
   9.00%, 2/01/09 (a)..........          35            35,612
                                               --------------
                                                    1,272,605
                                               --------------
FOOD/BEVERAGE-0.4%
Chiquita Brands International, Inc.
   10.00%, 6/15/09 (a).........         100            68,250
Del Monte Corp.
   9.25%, 5/15/11 (a)(b).......          35            35,175
                                               --------------
                                                      103,425
                                               --------------
GAMING-3.4%
Ameristar Casinos, Inc.
   10.75%, 2/15/09 (a)(b)......         125           131,250
Mandalay Resort Group
   10.25%, 8/01/07 (a).........         300           315,750
MGM Mirage, Inc.
   8.375%, 2/01/11 (a).........         150           151,688
Park Place Entertainment Corp.
   9.375%, 2/15/07 (a).........         300           316,125
                                               --------------
                                                      914,813
                                               --------------
HEALTHCARE-3.9%
Concentra Operating Corp.
   13.00%, 8/15/09 (a).........         190           204,725
HCA-The Healthcare Co.
   7.875%, 2/01/11 (a).........         375           378,848
Iasis Healthcare Corp.
   13.00%, 10/15/09 (a)........         300           319,500
Triad Hospitals, Inc.
   8.75%, 5/01/09 (a)(b).......          65            66,462
   11.00%, 5/15/09 (a).........          70            75,775
                                               --------------
                                                    1,045,310
                                               --------------

                                          Alliance Variable Products Series Fund
================================================================================

                                   Shares or
                                   Principal
                                    Amount
                                     (000)       U.S. $ Value
-------------------------------------------------------------
HOME FURNISHINGS-0.3%
Sealy Mattress Co.
   9.875%, 12/15/07 (a)(b).....        $ 80    $       79,400
                                               --------------
HOTEL/LODGING-2.3%
Extended Stay America, Inc
   9.875%, 6/15/11 (a)(b)......          60            59,850
Felcor Lodging LP
   8.50%, 6/01/11 (a)(b).......          30            28,800
   9.50%, 9/15/08 (a)(b).......         100           101,000
Host Marriot LP
   9.25%, 10/01/07 (a).........         410           414,100
                                               --------------
                                                      603,750
                                               --------------
INDUSTRIAL-3.7%
Amtrol, Inc.
   10.625%, 12/31/06 (a).......         145           119,625
Applied Extrusion
   Technologies, Inc.
   10.75%, 7/01/11 (a)(b)......         105           106,575
Flowserve Corp.
   12.25%, 8/15/10 (a).........         250           268,750
Hexcel Corp.
   9.75%, 1/15/09 (a)..........          75            72,000
   9.75%, 1/15/09 (a)(b).......          50            48,000
LIN Holdings Co.
   10.00%, 3/01/08 (a).........          75            58,875
Resolution Performance
   13.50%, 11/15/10 (a)........         100           109,000
Russell-Stanley Holdings, Inc.
   10.875%, 2/15/09 (a)........         500            77,500
Service Corp. International
   6.00%, 12/15/05 (a).........         105            87,675
   6.30%, 3/15/20 (a)..........          10             9,375
   6.50%, 3/15/08 (a)..........          30            24,300
                                               --------------
                                                      981,675
                                               --------------
MINING & METALS-0.2%
Republic Technologies
   International
   13.75%, 7/15/09 (a).........         500            60,000
   warrants, expiring
   7/15/09 (b)(e)..............         500                 5
                                               --------------
                                                       60,005
                                               --------------
PAPER/PACKAGING-5.4%
Doman Industries, Ltd.
   12.00%, 7/01/04 (a).........         400           412,000
Owens-Illinois, Inc.
   7.80%, 5/15/18 (a)..........          85            53,125
   7.85%, 5/15/04 (a)..........          55            44,275
Pliant Corp.
   warrants,
   expiring 6/01/10 (b)(e).....         125                12
Riverwood International Corp.
   10.625%, 8/01/07 (a)........         350           360,500
Stone Container Corp.
   9.25%, 2/01/08 (a)(b).......         200           204,250
   9.75%, 2/01/11 (a)(b).......         250           256,250
Tembec Industries, Inc.
   8.625%, 6/30/09 (a).........         100           102,500
                                               --------------
                                                    1,432,912
                                               --------------
PETROLEUM PRODUCTS-0.6%
Frontier Oil Corp.
   11.75%, 11/15/09 (a)........         150           161,250
                                               --------------
PUBLIC UTILITIES -
   ELECTRIC & GAS-3.9%
AES Corp.
   8.875%, 2/15/11 (a).........         160           156,000
   9.375%, 9/15/10 (a)(b)......         200           203,000
Calpine Canada Energy Finance
   8.50%, 5/01/08 (a)..........         320           312,383
Calpine Corp.
   8.625%, 8/15/10 (a).........          75            72,692
CMS Energy Corp.
   8.50%, 4/15/11 (a)..........          60            58,370
Northeast Utilities
   8.38%, 3/01/05 (a)..........          10             9,841
PSEG Energy Holdings, Inc.
   10.00%, 10/01/09 (a)........         200           215,509
                                               --------------
                                                    1,027,795
                                               --------------
PUBLISHING-0.2%
Quebecor Media, Inc.
   11.125%, 7/15/11 (a)(b).....          60            60,075
                                               --------------
RETAIL-1.4%
Jostens, Inc.
   12.75%, 5/01/10 (a).........         200           204,000
   warrants,
   expiring 5/01/10 (b)(e).....         200             3,025
Rite Aid Corp.
   11.25%, 7/01/08 (a)(b)......         100           101,375
Saks, Inc.
   8.25%, 11/15/08 (a).........          65            59,475
                                               --------------
                                                      367,875
                                               --------------
SERVICES-4.0%
Allied Waste North America, Inc.
   8.875%, 4/01/08 (a)(b)......         200           206,250
   10.00%, 8/01/09(a)..........         500           516,250
Avis Rent a Car, Inc.
   11.00%, 5/01/09 (a).........         250           280,313
Stewart Enterprises, Inc.
   10.75%, 7/01/08 (a)(b)......          50            51,750
                                               --------------
                                                    1,054,563
                                               --------------
TECHNOLOGY-1.4%
Fairchild Semiconductor Corp.
   10.125%, 3/15/07 (a)........         150           144,750
   10.50%, 2/01/09 (a).........         100            98,000
Filtronic Plc
   10.00%, 12/01/05 (a)........         200           141,500
                                               --------------
                                                      384,250
                                               --------------
Total Corporate Debt Obligations
   (cost $20,644,185)..........                    19,090,207
                                               --------------

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                   Shares or
                                   Principal
                                    Amount
                                     (000)       U.S. $ Value
-------------------------------------------------------------
PREFERRED STOCKS-6.0%
CABLE-2.2%
CSC Holdings, Inc. (f).........     $ 5,427    $      580,689
                                               --------------
COMMUNICATIONS-1.1%
Global Crossing Holdings, Ltd.
   10.50%, 6/01/02 (f).........       5,000           288,750
                                               --------------
COMMUNICATIONS - FIXED-0.9%
Intermedia Communication
   13.50%, 3/31/09 (f).........         242           242,299
XO Communications, Inc.
   14.00%, 2/01/09 (f).........          70               333
                                               --------------
                                                      242,632
                                               --------------
COMMUNICATIONS - MOBILE-1.3%
Nextel Communications, Inc.
   11.125%, 2/15/03 (f)........         637           350,350
                                               --------------
FINANCIAL-0.5%
Sovereign Real Estate Investor
   Trust
   12.00%, 8/29/49 (a)(b)(f)...         130           130,000
                                               --------------
Total Preferred Stocks
   (cost $1,928,926)...........                     1,592,421
                                               --------------
SOVEREIGN DEBT OBLIGATION-0.9%
United Mexican States
   11.375%, 9/15/16
   (cost $223,074) (a).........         190           228,475
                                               --------------
SHORT-TERM INVESTMENT-19.3%
TIME DEPOSIT-19.3%
State Street Euro Dollar
   3.25%, 7/02/01
   (amortized cost
   $5,128,000).................       5,128         5,128,000
                                               --------------
TOTAL INVESTMENTS-98.1%
   (cost $27,924,185)..........                    26,039,103
Other assets less
   liabilities-1.9%............                       511,957
                                               --------------
NET ASSETS-100%................                $   26,551,060
                                               ==============

--------------------------------------------------------------------------------

(a) Securities, or portions thereof, with an aggregate market value of $19,445,640 have been segregated to collateralize forward exchange currency contracts.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 2001, the aggregate market value of these securities amounted to $4,139,738 or 15.6% of net assets.

(c) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(d)   Security is in default and is non-income producing.

(e)   Non-income producing security.

(f)   PIK (Paid-in-kind) preferred quarterly stock payments.

      See Notes to Financial Statements.

HIGH-YIELD PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $27,924,185) .......................   $ 26,039,103
   Cash .........................................................................            581
   Interest receivable ..........................................................        573,779
   Receivable for investment securities sold ....................................        106,126
                                                                                    ------------
   Total assets .................................................................     26,719,589
                                                                                    ============
LIABILITIES
   Payable for investment securities purchased ..................................        115,016
   Advisory fee payable .........................................................         14,460
   Unrealized depreciation of forward exchange currency contracts ...............            414
   Accrued expenses .............................................................         38,639
                                                                                    ------------
   Total liabilities ............................................................        168,529
                                                                                    ------------
NET ASSETS ......................................................................   $ 26,551,060
                                                                                    ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ........................................................   $      3,580
   Additional paid-in capital ...................................................     34,526,243
   Undistributed net investment income ..........................................      1,078,704
   Accumulated net realized loss on investments and foreign currency transactions     (7,171,970)
   Net unrealized depreciation of investments and foreign currency denominated
      assets and liabilities ....................................................     (1,885,497)
                                                                                    ------------
                                                                                    $ 26,551,060
                                                                                    ============
Class A Shares
   Net assets ...................................................................   $ 26,551,060
                                                                                    ============
   Shares of capital stock outstanding ..........................................      3,579,858
                                                                                    ============
   Net asset value per share ....................................................   $       7.42
                                                                                    ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

HIGH-YIELD PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2001
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest ................................................   $ 1,203,081
   Dividends ...............................................        48,241
                                                               -----------
   Total investment income .................................     1,251,322
                                                               -----------
EXPENSES
   Advisory fee ............................................        95,064
   Custodian ...............................................        35,275
   Administrative ..........................................        32,781
   Printing ................................................        17,894
   Audit and legal .........................................        15,255
   Directors' fees .........................................           632
   Transfer agency .........................................           454
   Miscellaneous ...........................................            92
                                                               -----------
   Total expenses ..........................................       197,447
   Less: expenses waived and reimbursed ....................       (77,032)
                                                               -----------
   Net expenses ............................................       120,415
                                                               -----------
   Net investment income ...................................     1,130,907
                                                               -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
FOREIGN CURRENCY TRANSACTIONS
   Net realized loss on investment transactions ............    (2,058,768)
   Net realized gain on foreign currency transactions ......         2,868
   Net change in unrealized appreciation/depreciation of:
      Investments ..........................................     1,164,869
      Foreign currency denominated assets and liabilities ..          (415)
                                                               -----------
   Net loss on investments and foreign currency transactions      (891,446)
                                                               -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................   $   239,461
                                                               ===========

--------------------------------------------------------------------------------

See Notes to Financial Statements.

HIGH-YIELD PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                    Six Months Ended         Year Ended
                                                                       June 30, 2001         December 31,
                                                                        (unaudited)              2000
                                                                    ===================   ===================
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income.......................................       $       1,130,907     $       2,030,394
   Net realized loss on investments and foreign currency
     transactions..............................................              (2,055,900)           (1,507,434)
   Net change in unrealized appreciation/depreciation of
     investments and foreign currency denominated assets
     and liabilities...........................................               1,164,454            (1,719,323)
                                                                      -----------------     -----------------
   Net increase (decrease) in net assets from operations.......                 239,461            (1,196,363)
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
      Class A..................................................              (2,037,954)           (2,056,687)
CAPITAL STOCK TRANSACTIONS
   Net increase................................................               6,016,864             1,018,904
                                                                      -----------------     -----------------
   Total increase (decrease)...................................               4,218,371            (2,234,146)
NET ASSETS
   Beginning of period.........................................              22,332,689            24,566,835
                                                                      -----------------     -----------------
   End of period (including undistributed net investment
     income of $1,078,704 and $1,985,751, respectively)........       $      26,551,060     $      22,332,689
                                                                      =================     =================

--------------------------------------------------------------------------------

See Notes to Financial Statements.

HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2001 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The High-Yield Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek to earn the highest level of current income without assuming undue risk by investing principally in high-yielding, fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P Duff & Phelps or Fitch or, if unrated of comparable quantity. The Fund was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. As of June 30, 2001, the Portfolio had only Class A shares outstanding.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) or on The Nasdaq Stock Market, Inc., are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter (but excluding securities traded on The Nasdaq Stock Market, Inc.), are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at rates of exchange prevailing when accrued.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net unrealized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

5. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio, with multi-class shares outstanding, are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate

                                          Alliance Variable Products Series Fund
================================================================================

interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

6. Dividends and Distributions

The Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

7. Change in Accounting Principle

As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities for financial statement reporting purposes only. This change will have no impact on the net assets of the Portfolio. Prior to January 1, 2001, the Portfolio did not amortize premiums on debt securities.

The cumulative effect of this accounting change resulted in a $10,373 reduction in cost of investments and a corresponding $10,373 increase in net unrealized appreciation / depreciation, based on investments owned by the Portfolio on January 1, 2001.

The effect of this change for the period ended June 30, 2001, was to decrease net investment income by $12,275, increase net unrealized appreciation (depreciation) by $2,664, and increase net realized gains (losses) by $9,611. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in accounting principle.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .75% of the Portfolio's average daily net assets.

During the six months ended June 30, 2001, the Adviser agreed to waive its fee and to reimburse the additional operating expenses to the extent necessary to limit total operating expenses on an annual basis to .95% of the average daily net assets for Class A shares. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 2001, such waivers/reimbursements amounted to $77,032.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $474 for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to the Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution services fee in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution services fees (other than current amounts accrued but not yet paid) would be owed by the Portfolios to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2001, were as follows:

Purchases:
Stocks and debt obligations.................................   $    16,054,782
U.S. government and agencies................................                -0-
Sales:
Stocks and debt obligations.................................   $    13,249,467
U.S. government and agencies................................                -0-

At June 30, 2001, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and unrealized depreciation are as follows:

Gross unrealized appreciation...............................   $       655,553
Gross unrealized depreciation...............................        (2,541,050)
                                                               ---------------
Net unrealized depreciation.................................   $    (1,885,497)
                                                               ===============

At December 31, 2000, for federal income tax purposes, the Portfolio had net capital loss carryforwards of $5,053,673, of which $63,971 expires in the year 2006, $3,196,833 expires in the year 2007, and $1,792,869 expires in the year 2008.

Capital and foreign currency losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. The Portfolio incurred and will elect to defer net capital losses of $62,272 and net foreign currency losses of $2,783 during the fiscal year.

1. Forward Exchange Currency Contracts

The Portfolio may enter into forward exchange currency contracts to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolio may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

The Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having an approximate value equal to the aggregate amount of the portfolio's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Portfolio has in that particular currency contract.

At June 30, 2001, the Portfolio had outstanding forward exchange currency contracts as follows:

                                          Alliance Variable Products Series Fund
================================================================================

                               Contract           U.S. $ Value on            U.S. $              Unrealized
                                Amount              Origination             Current            Appreciation
                                (000)                   Date                 Value            (Depreciation)
                          ===================   ===================    =================    ================
Forward Exchange
Currency Buy Contracts

Euro, settling 7/11/01....         106            $       91,282         $      89,810       $       (1,472)
Euro, settling 7/31/01....          38                    32,432                31,918                 (514)

Forward Exchange
Currency Sale Contracts

Euro, settling 7/31/01....         118                   100,732                99,900                  832
Euro, settling 7/31/01....          80                    68,496                67,756                  740
                                                                                             --------------

                                                                                             $         (414)
                                                                                             ==============

2. Option Transactions

For hedging and investment purposes, the Portfolio may purchase and write call options and purchase put options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from which written options expire unexercised are recorded by the Portfolio on the expiration date as realized gains from written options. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

The Portfolio had no transactions in options written for the six months ended June 30, 2001.

--------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 500,000,000 Class A shares of $.001 par value capital stock authorized. Transactions in capital stock were as follows:

                          -----------------------------------------    -----------------------------------------
                                                             SHARES                                      AMOUNT
                          -----------------------------------------    -----------------------------------------
                               Six Months Ended         Year Ended         Six Months Ended         Year Ended
                                June 30, 2001         December 31,          June 30, 2001         December 31,
                                   (unaudited)              2000               (unaudited)              2000
                          ===================   ===================    ===================   ===================
Class A
Shares sold...........               941,422               576,169      $       7,694,547     $       4,989,359
Shares issued in
   reinvestment of
   dividends.........                268,152               250,510              2,037,954             2,056,687
Shares redeemed......               (452,254)             (691,158)            (3,715,637)           (6,027,142)
                            -----------------     -----------------      -----------------     -----------------
Net increase.........                757,320               135,521      $       6,016,864     $       1,018,904
                            =================     =================      =================     =================

HIGH-YIELD PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

--------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Portfolio, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Portfolio did not utilize the Facility during the six months ended June 30, 2001.

HIGH-YIELD PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                               ----------------------------------------------------------------------------
                                                                                   CLASS A
                                               ----------------------------------------------------------------------------
                                                 Six Months                                                     October 27,
                                                    Ended                    Year Ended December 31,             1997(b) to
                                               June 30, 2001(a)     ========================================    December 31,
                                                 (unaudited)           2000           1999           1998           1997
                                                  ==========        ==========     ==========     ==========     ==========
Net asset value, beginning of period .            $     7.91        $     9.14     $     9.94     $    10.33     $    10.00
                                                  ----------        ----------     ----------     ----------     ----------
Income From Investment Operations
Net investment income (c)(d) ...............             .36               .74            .91           1.03            .13
Net realized and unrealized gain (loss)
   on investments and foreign currency
   transactions                                         (.20)            (1.18)         (1.16)         (1.41)           .20
                                                  ----------        ----------     ----------     ----------     ----------
Net increase (decrease) in net asset
   value from operations ..................              .16              (.44)          (.25)          (.38)           .33
                                                  ----------        ----------     ----------     ----------     ----------
Less: Dividends
Dividends from net investment income .....              (.65)             (.79)          (.55)          (.01)            -0-
                                                  ----------        ----------     ----------     ----------     ----------
Net asset value, end of period .......            $     7.42        $     7.91     $     9.14     $     9.94     $    10.33
                                                  ==========        ==========     ==========     ==========     ==========
Total Return
Total investment return based on
   net asset value (e) ...................              1.80%            (5.15)%        (2.58)%        (3.69)%         3.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)         $   26,551        $   22,333     $   24,567     $   16,910        $ 1,141
Ratio to average net assets of:
   Expenses, net of waivers and
   reimbursements ....                                   .95%(f)           .95%           .95%           .95%           .95%(f)
   Expenses, before waivers and
   reimbursements ....                                  1.56%(f)          1.42%          1.40%          1.80%          8.26%(f)
   Net investment income (c) ............               8.92%(f)          8.68%          9.72%          9.77%          7.28%(f)
Portfolio turnover rate ..................                60%              175%           198%           295%             8%

--------------------------------------------------------------------------------

(a) As required, effective January 1, 2001, the Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $.01, increase net realized and unrealized gains and losses per share by $.01, and decrease the ratio of net investment income to average net assets from 9.10% to 8.92%. Per share, ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

(b)   Commencement of operations.

(c)   Net of expenses reimbursed or waived by the Adviser.

(d)   Based on average shares outstanding.

(e) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(f)   Annualized.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Peter Anastos, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
John F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
F. Jeanne Goetz, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Gregory R. Sawers, Vice President
Kevin F. Simms, Vice President
Kenneth D. Smalley, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.


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